Note 15 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
15.	Derivative Financial Instruments

Interest rate swaps

On October 12, 2021, the Company entered into one interest rate swap contract with Eurobank for a notional amount of $10.0 million, with inception date on November 1, 2021 and maturity date on November 1, 2025. Under the terms of the swap, Eurobank made quarterly payments to the Company equal to the 3-month LIBOR while the Company paid a fixed rate of 1.09% based on the relevant notional amount. The Company terminated this contract on June 26, 2023, before its maturity date, due to the significant increase in the interest rates, realizing a gain at the date of the termination of $846,000.

On June 16, 2022, the Company entered into one interest rate swap contract with Piraeus for a notional amount of $20.0 million, with inception date on January 3, 2023 and maturity date on January 3, 2028. Under the terms of the swap, on a quarterly basis, Piraeus makes a payment, to the Company equal to the daily SOFR index while the Company pays a fixed rate of 3.41% based on the relevant notional amount.

The interest rate swap contract did not qualify for hedge accounting as of December 31, 2023 and 2024.

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2023	December 31, 2024
Interest rate swap contract	Current assets – Derivative	-	184,392
Interest rate swap contract	Long - term assets – Derivative	-	200,636
Total derivative assets		-	385,028
Interest rate swap contract	Current liabilities – Derivative	56,042	-
Interest rate swap contract	Long-term liabilities – Derivative	168,138	-
Total derivative liabilities		224,180	-

Derivatives not designated as hedging instruments	Location of gain / (loss) recognized	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
Interest rate swap contracts– Unrealized gain / (loss)	Gain on derivatives, net	4,223,839	(4,036,107)	609,209
Interest rate swap contracts- Realized gain	Gain on derivatives, net	131,818	4,214,235	392,545
Total net gain on interest rate swap contracts		4,355,657	178,128	1,001,754